Income Taxes - Summary of the Detail of Income Tax Expense for the Periods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
US	$ 11,571	$ 14,481	$ 15,244
Korea	2,222	2,049	1,928
Total current taxes:	13,793	16,530	17,172
Deferred:
US	(85,206)	8,154	5,105
Korea	223	(2,178)	(683)
Total deferred taxes	(84,983)	5,976	4,422
Total income tax expense (benefit)	$ (71,190)	$ 22,506	$ 21,594